American Century Investments®
Quarterly Portfolio Holdings
Disciplined Growth Fund
March 31, 2025

Disciplined Growth - Schedule of Investments
MARCH 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.5%
Automobiles — 1.7%
Tesla, Inc.(1)	25,548	6,621,020
Banks — 0.7%
First Horizon Corp.	31,728	616,158
NU Holdings Ltd., Class A(1)	210,615	2,156,697
		2,772,855
Beverages — 0.1%
Monster Beverage Corp.(1)	4,617	270,187
Biotechnology — 3.8%
AbbVie, Inc.	22,458	4,705,400
Alnylam Pharmaceuticals, Inc.(1)	10,799	2,915,946
Exelixis, Inc.(1)	10,367	382,750
Gilead Sciences, Inc.	35,602	3,989,204
Natera, Inc.(1)	10,600	1,498,946
Neurocrine Biosciences, Inc.(1)	13,245	1,464,897
		14,957,143
Broadline Retail — 6.2%
Amazon.com, Inc.(1)	122,677	23,340,526
Coupang, Inc.(1)	38,386	841,805
eBay, Inc.	3,343	226,421
		24,408,752
Building Products — 0.7%
Lennox International, Inc.	2,152	1,206,906
Trane Technologies PLC	4,295	1,447,072
		2,653,978
Capital Markets — 0.4%
Cboe Global Markets, Inc.	1,141	258,197
MSCI, Inc.	2,075	1,173,412
		1,431,609
Chemicals — 0.1%
International Flavors & Fragrances, Inc.	2,715	210,711
Commercial Services and Supplies — 1.4%
Cintas Corp.	23,384	4,806,114
Rollins, Inc.	12,774	690,179
		5,496,293
Communications Equipment — 1.4%
Arista Networks, Inc.(1)	58,399	4,524,755
Motorola Solutions, Inc.	1,994	872,993
		5,397,748
Construction and Engineering — 0.5%
EMCOR Group, Inc.	2,898	1,071,188
Quanta Services, Inc.	1,355	344,414
Sterling Infrastructure, Inc.(1)	2,397	271,364
Valmont Industries, Inc.	679	193,766
		1,880,732
Consumer Staples Distribution & Retail — 0.4%
Costco Wholesale Corp.	340	321,565
Maplebear, Inc.(1)	12,203	486,778
Performance Food Group Co.(1)	1,975	155,294
Target Corp.	4,422	461,480
		1,425,117

Diversified REITs — 0.1%
WP Carey, Inc.	3,869	244,173
Electronic Equipment, Instruments and Components — 0.2%
TE Connectivity PLC	6,078	858,943
Entertainment — 2.3%
Netflix, Inc.(1)	4,043	3,770,219
Spotify Technology SA(1)	9,414	5,177,982
		8,948,201
Financial Services — 5.1%
Mastercard, Inc., Class A	20,811	11,406,925
Remitly Global, Inc.(1)	6,870	142,896
Toast, Inc., Class A(1)	41,372	1,372,309
Visa, Inc., Class A	19,754	6,922,987
		19,845,117
Food Products — 0.0%
Lamb Weston Holdings, Inc.	3,770	200,941
Ground Transportation — 0.6%
Uber Technologies, Inc.(1)	34,240	2,494,726
Health Care Equipment and Supplies — 0.2%
Becton Dickinson & Co.	860	196,992
ResMed, Inc.	2,473	553,581
		750,573
Health Care Providers and Services — 0.1%
Hims & Hers Health, Inc.(1)	6,263	185,072
Universal Health Services, Inc., Class B	1,281	240,700
		425,772
Health Care Technology — 0.7%
Veeva Systems, Inc., Class A(1)	12,094	2,801,333
Hotels, Restaurants and Leisure — 3.8%
Aramark	6,267	216,337
Booking Holdings, Inc.	1,359	6,260,791
DoorDash, Inc., Class A(1)	25,145	4,595,752
DraftKings, Inc., Class A(1)	41,476	1,377,418
Expedia Group, Inc.	14,645	2,461,824
		14,912,122
Household Products — 0.7%
Colgate-Palmolive Co.	27,772	2,602,236
Insurance — 0.6%
Progressive Corp.	8,435	2,387,189
Interactive Media and Services — 10.2%
Alphabet, Inc., Class A	94,734	14,649,666
Alphabet, Inc., Class C	50,114	7,829,310
Meta Platforms, Inc., Class A	30,285	17,455,063
		39,934,039
IT Services — 1.0%
Accenture PLC, Class A	4,017	1,253,465
Cloudflare, Inc., Class A(1)	10,857	1,223,475
MongoDB, Inc.(1)	795	139,443
Snowflake, Inc., Class A(1)	9,730	1,422,137
		4,038,520
Leisure Products — 0.2%
Hasbro, Inc.	11,601	713,345
Life Sciences Tools and Services — 0.1%
Illumina, Inc.(1)	4,740	376,072
Media — 0.1%
Trade Desk, Inc., Class A(1)	9,580	524,218

Oil, Gas and Consumable Fuels — 0.1%
Hess Corp.	1,587	253,492
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	86,741	5,290,334
Eli Lilly & Co.	5,402	4,461,566
Johnson & Johnson	7,853	1,302,341
		11,054,241
Professional Services — 0.1%
Booz Allen Hamilton Holding Corp.	4,331	452,936
Real Estate Management and Development — 0.1%
Compass, Inc., Class A(1)	23,770	207,512
Retail REITs — 0.1%
Realty Income Corp.	4,242	246,078
Simon Property Group, Inc.	1,261	209,427
		455,505
Semiconductors and Semiconductor Equipment — 15.3%
Applied Materials, Inc.	4,456	646,655
Broadcom, Inc.	74,024	12,393,838
KLA Corp.	6,040	4,105,992
Lam Research Corp.	2,058	149,617
Monolithic Power Systems, Inc.	356	206,473
NVIDIA Corp.	333,530	36,147,981
QUALCOMM, Inc.	41,727	6,409,684
		60,060,240
Software — 20.3%
Adobe, Inc.(1)	16,438	6,304,466
AppLovin Corp., Class A(1)	6,156	1,631,155
Atlassian Corp., Class A(1)	7,932	1,683,250
Crowdstrike Holdings, Inc., Class A(1)	8,591	3,029,015
Datadog, Inc., Class A(1)	25,204	2,500,489
Dynatrace, Inc.(1)	7,730	364,469
Fair Isaac Corp.(1)	760	1,401,562
Fortinet, Inc.(1)	21,927	2,110,693
HubSpot, Inc.(1)	1,865	1,065,456
Intuit, Inc.	7,692	4,722,811
Microsoft Corp.	86,764	32,570,338
Nutanix, Inc., Class A(1)	6,432	449,018
Oracle Corp.	2,525	353,020
Palantir Technologies, Inc., Class A(1)	34,131	2,880,656
Palo Alto Networks, Inc.(1)	20,896	3,565,693
RingCentral, Inc., Class A(1)	7,026	173,964
Salesforce, Inc.	23,148	6,211,997
ServiceNow, Inc.(1)	7,658	6,096,840
UiPath, Inc., Class A(1)	35,055	361,067
Workday, Inc., Class A(1)	9,101	2,125,357
		79,601,316
Specialized REITs — 0.1%
American Tower Corp.	1,233	268,301
Public Storage	787	235,541
		503,842
Specialty Retail — 2.4%
AutoZone, Inc.(1)	69	263,082
Carvana Co.(1)	2,732	571,206
Home Depot, Inc.	15,405	5,645,778
Lowe's Cos., Inc.	5,735	1,337,574

TJX Cos., Inc.	14,272	1,738,330
		9,555,970
Technology Hardware, Storage and Peripherals — 12.9%
Apple, Inc.	221,878	49,285,760
Pure Storage, Inc., Class A(1)	23,771	1,052,342
		50,338,102
Textiles, Apparel and Luxury Goods — 1.3%
Deckers Outdoor Corp.(1)	1,202	134,396
Lululemon Athletica, Inc.(1)	7,604	2,152,388
NIKE, Inc., Class B	45,713	2,901,861
		5,188,645
Trading Companies and Distributors — 0.6%
Fastenal Co.	11,255	872,825
WW Grainger, Inc.	1,408	1,390,865
		2,263,690
TOTAL COMMON STOCKS (Cost $190,884,545)		389,519,156
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	10,128	10,128
Repurchase Agreements — 0.8%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25%, 12/31/26, valued at $320,844), in a joint trading account at 4.32%, dated 3/31/25, due 4/1/25 (Delivery value $314,678)		314,640
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 11/15/54, valued at $2,811,137), at 4.37%, dated 3/31/25, due 4/1/25 (Delivery value $2,756,335)		2,756,000
		3,070,640
TOTAL SHORT-TERM INVESTMENTS (Cost $3,080,768)		3,080,768
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $193,965,313)		392,599,924
OTHER ASSETS AND LIABILITIES — (0.3)%		(1,125,132)
TOTAL NET ASSETS — 100.0%		$391,474,792

NOTES TO SCHEDULE OF INVESTMENTS

(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$389,519,156	—	—
Short-Term Investments	10,128	$3,070,640	—
	$389,529,284	$3,070,640	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.